CAPITAL STOCK - Additional Information, Earnings Per Share (Detail) - USD ($) $ in Millions	2 Months Ended
	Sep. 29, 2012	May. 30, 2012
Class of Warrant or Right [Line Items]
Long-term debt, face amount		$ 320.0
Convertible Notes Payable | Convertible Notes Payable Due 2012
Class of Warrant or Right [Line Items]
Expiration of stock warrrants	4,938,624
Long-term debt, face amount	$ 320.0